Share capital - Changes in stock option plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of classes of share capital [abstract]
Beginning balance (in shares) | shares	4,835	5,578
Granted (in shares) | shares	1,708	2,329
Exercised (in shares) | shares	(203)	(32)
Forfeited (in shares) | shares	(339)	(677)
Expired (in shares) | shares	(245)	(2,363)
Ending balance (in shares) | shares	5,756	4,835
Beginning balance (in CAD per share) | $ / shares	$ 1.59	$ 2.81
Granted (in CAD per share) | $ / shares	2.06	1.20
Exercised (in CAD per share) | $ / shares	1.18	1.17
Forfeited (in CAD per share) | $ / shares	2.00	4.06
Expired (in CAD per share) | $ / shares	4.82	3.45
Ending balance (in CAD per share) | $ / shares	$ 1.58	$ 1.59